CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Class V Common Stock	Members' Equity	Common Stock Class A Common Stock	Common Stock Class V Common Stock	Retained Earnings / (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Deficit) Attributable to biote Corp.	Non Controlling Interest
Beginning balance, units at Dec. 31, 2021			982,800
Beginning balance at Dec. 31, 2021	$ 4,125					$ 4,165	$ (40)	$ 4,125
Distributions	(12,886)					(9,575)		(9,575)	$ (3,311)
Net income (loss)	9,143					9,143		9,143
Other comprehensive income (loss)	1						1	1
Business Combination: Capitalized transaction costs	(12,282)					(12,282)		(12,282)
Beginning balance, units at Dec. 31, 2021			982,800
Beginning balance at Dec. 31, 2021	4,125					4,165	(40)	4,125
Net income (loss)	1,324
Share-based compensation	82,180					82,180		82,180
Settlement of phantom equity rights	(7,250)					(7,250)		(7,250)
Vesting of RSUs	(424)					(424)		(424)
Vesting of RSUs, shares				1,950,557
Issuance of shares under SEPA	561					561		561
Issuance of shares under SEPA, shares				130,559
Ending balance at Dec. 31, 2022	(58,274)			$ 1	$ 5	(44,460)	(5)	(44,459)	(13,815)
Ending balance, shares at Dec. 31, 2022				9,655,387	48,565,824
Business Combination: Reverse recapitalization on May 26, 2022	(113,622)			$ 1	$ 5	(113,628)		(113,622)
Business Combination: Reverse recapitalization on May 26, 2022, shares			(982,800)	7,574,271	48,565,824
Business Combination: Noncontrolling interest on May 26, 2022						3,619	34	3,653	(3,653)
Net income (loss)	(7,819)					(969)		(969)	(6,850)
Other comprehensive income (loss)	(1)								(1)
Ending balance at Dec. 31, 2022	(58,274)			$ 1	$ 5	(44,460)	(5)	(44,459)	(13,815)
Ending balance, shares at Dec. 31, 2022				9,655,387	48,565,824
Distributions	(8,694)								(8,694)
Net income (loss)	(2,805)					3,316		3,316	(6,121)
Other comprehensive income (loss)	19						9	9	10
Share-based compensation	9,057					9,057		9,057
Vesting of RSUs						(3,928)	(6)	(3,934)	3,934
Vesting of RSUs, shares				1,250,512
Issuance of shares under SEPA, shares		48,565,824
Issuance of stock under purchase plans	144					(23)		(23)	167
Issuance of stock under purchase plans, shares				33,704
Settlement of warrants	17,515					15,986	(1)	15,985	1,530
Settlement of warrants, Shares				3,088,473
Exercise of stock options	420					2,043	(3)	2,040	(1,620)
Exercise of stock options, shares				105,049
Litigation settlement	1,199					1,199		1,199
Litigation settlement, shares				375,000
Exchanges Of Voting Stock Value	(1)			$ 2	$ (2)	(17,455)	(6)	(17,461)	17,460
Exchanges of Class V voting stock, shares				19,746,758	(19,746,758)
TRA liability	4,874					4,874		4,874
Ending balance at Dec. 31, 2023	$ (36,546)			$ 3	$ 3	$ (29,391)	$ (12)	$ (29,397)	$ (7,149)
Ending balance, shares at Dec. 31, 2023				34,254,883	28,819,066